PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT
Note 2: Property and Equipment
Property and equipment at December 31, 2022 and 2021 consist of the following:

	December 31, 2022	December 31, 2021
Machinery and equipment	$4,827,626	$4,534,801
Leasehold improvements	810,248	810,248
Furniture and office equipment	180,747	180,747
Computer equipment and software	136,282	81,981

	5,954,903	5,607,777
Less accumulated depreciation and amortization	(2,183,054)	(1,627,497)

Property and equipment, net	$3,771,849	$3,980,280

Depreciation and amortization expense related to property and equipment was $450,505 and $546,944 during the years ended December 31, 2022 and 2021, respectively.
Losses from the disposal of property and equipment was nil and $147,469 during the years ended December 31, 2022 and 2021, respectively, and is included in selling and administrative expenses in the statements of operations and comprehensive loss.